Intangible assets - Sensitivity to change in key assumptions (Detail) £ in Millions	12 Months Ended
Jun. 30, 2019 GBP (£)
Headroom | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ 702
Headroom | Windsor Premier Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ 6
1ppt increase in discount rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	1.00%
1ppt increase in discount rate | Windsor Premier Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ (75)
2ppt decrease in annual growth rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	2.00%
2ppt decrease in annual growth rate | Windsor Premier Brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ (167)
5ppt decrease in annual growth rate in forecast period 2020-2029
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	5.00%
5ppt decrease in annual growth rate in forecast period 2020-2029 | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Cash-generating units sensitive to reasonably possible changes in assumptions	£ (831)